ING SERIES FUND, INC.

ING Growth Fund

(Class A, Class B, Class C and Class I shares)

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

 (Class A, Class B, Class C, Class I, Class R and Class O shares)

Supplement dated January 4, 2007

to the Class A, Class B and Class C shares Prospectus, Class I shares Prospectus,

Class R shares Prospectus and Class O shares Prospectus

each dated September 30, 2006

ING Growth Fund (“Fund”)

Effective December 31, 2006, Jeff Bianchi was named co-portfolio manager to the Fund.  Kenneth Bragdon was removed as portfolio manager of the Fund.

1.                                     All references to Kenneth Bragdon as a portfolio manager to the Fund are hereby deleted.

2.                                     The second paragraph under the section entitled “Management of the Fund” – “Sub-Adviser” – “ING Growth Fund” on page 38 of the Class A, Class B and Class C Prospectus and on page 34 of the Class I Prospectus is hereby deleted in its entirety and replaced with the following:

Jeff Bianchi, Portfolio Manager, has co-managed the Fund since December 2006.  Mr. Bianchi joined ING IM in 1994 and has over 10 years of investment management experience.  Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for ING IM’s small-capitalization equity strategies.

ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund (“ING Index Plus Funds”)

Effective December 31, 2006, Douglas Cote was removed as a portfolio manager to ING Index Plus Funds.

1.                                       All references to Douglas Cote as a portfolio manager to ING Index Plus Funds are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES FUND, INC.

ING Growth Fund

(Class A, Class B, Class C and Class I shares)

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

 (Class A, Class B, Class C, Class I, Class R and Class O shares)

Supplement dated January 4, 2007

to the Class A, Class B, Class C, Class I and Class R shares Statement of Additional Information
(“SAI”) and Class O shares SAI

each dated September 30, 2006

ING Growth Fund (“Fund”)

Effective December 31, 2006, Jeff Bianchi was named co-portfolio manager to the Fund.  Kenneth Bragdon was removed as portfolio manager of the Fund.

1.               All references to Kenneth Bragdon as a portfolio manager to the Fund are hereby deleted.

ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund (“ING Index Plus Funds”)

Effective December 31, 2006, Douglas Cote was removed as a portfolio manager to the ING Index Plus Funds.

1.               All references to Douglas Cote as a portfolio manager to ING Index Plus Funds are hereby deleted in their entirety.

All Funds (Class A, Class B, Class C, Class I and Class R shares)

Effective December 31, 2006, the table and the footnotes thereto, in the section entitled “Portfolio Managers” in the sub-section entitled “Other Accounts Managed” on page 75 and in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 78 of the Class A, Class B, Class C and Class I SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of May 31, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar, Ph.D.	44	$6,980,708,124	9	$1,159,005,574	33	$4,923,923,636
Joseph Basset, CFA	4	$986,258,364	0	N/A	0	N/A
Jeff Bianchi(1)	4	$721,692,338	4	597,941,817	41	$1,868,809,131
Christopher F. Corapi	4	$3,173,797,888	0	N/A	3	$23,059,411
Vincent Costa	6	$5,265,666,729	9	$1,159,005,574	33	$4,923,923,636
Mary Ann Fernandez	41	$6,088,393,149	0	N/A	0	N/A
Brian Gendreau, Ph.D.	41	$6,088,393,149	0	N/A	0	N/A
James Kauffmann(2)	46	$6,736,375,757	18	$2,456,397,089	32	$9,127,128,104
Scott Lewis	2	$558,293,124	2	$103,031,798	1	$45,446,408
Steve Salopek	4	$986,258,364	0	N/A	0	N/A
Richard Welsh	4	$721,692,338	4	597,941,817	41	$1,868,809,131

(1)        The number of accounts and total assets in the accounts is shown as of September 30, 2006.

(2)        1 of these accounts with total assets of $309,979,844 has an advisory fee that is also based on the performance of the account.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Funds owned by each team member as of May 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Omar Aguilar, Ph.D.	$1 - $10,000 (1)
Joseph Basset, CFA	None
Jeff Bianchi (2)	None
Christopher F. Corapi	None
Vincent Costa	None
Mary Ann Fernandez	None
Brian Gendreau, Ph.D.	None
James Kauffmann	None
Scott Lewis	None
Steve Salopek	None
Richard Welsh	None

(1)          Represents shares held in ING Index Plus LargeCap Fund.

(2)          The dollar range of shares of the Portfolios owned as of September 30, 2006.

ING Index Plus Funds (Class O shares)

Effective December 31, 2006, the table and the footnotes thereto, in the section entitled “Portfolio Managers” in the sub-section entitled “Other Accounts Managed” on page 65 and in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 67 of the Class O SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of May 31, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar, Ph.D.	44	$6,980,708,124	9	$1,159,005,574	33	$4,923,923,636
Vincent Costa	6	$5,265,666,729	9	$1,159,005,574	33	$4,923,923,636
Mary Ann Fernandez	41	$6,088,393,149	0	N/A	0	N/A
Brian Gendreau, Ph.D.	41	$6,088,393,149	0	N/A	0	N/A
James Kauffmann(1)	46	$6,736,375,757	18	$2,456,397,089	32	$9,127,128,104

 (1)  1 of these accounts with total assets of $309,979,844 has an advisory fee that is also based on the performance of the account.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Funds owned by each team member as of May 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Omar Aguilar, Ph.D.	$1 - $10,000 (1)
Vincent Costa	None
Mary Ann Fernandez	None
Brian Gendreau, Ph.D.	None
James Kauffmann	None

(1)          Represents shares held in ING Index Plus LargeCap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE